Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables

Trade and other receivables consist of the following:

	December 31, 2024	December 31, 2023
	EUR	EUR
Trade receivables – outside parties	889,022	553,750
Trade receivables – related parties	152,822	11,433
	1,041,844	565,183